New standards, amendments and interpretations	12 Months Ended
Dec. 31, 2018
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New standards, amendments and interpretations

A.2. New standards, amendments and interpretations

A.2.1. New standards applicable from January 1, 2018

IFRS 15 and IFRS 9 became applicable on January 1, 2018, requiring Sanofi to update its accounting policies on revenue and financial instruments.

However, those updates do not materially affect the way in which Sanofi accounts for net sales or financial instruments.

As regards net sales, the concept of “transfer of control”, which is used primarily to determine the date of revenue recognition, does not call for any change in accounting for the majority of transactions with Sanofi’s customers. The concept of “variable consideration” does not materially alter the principles and methods used to measure net sales, which continue to be recognized net of customer incentives and discounts, and of certain sales-based payments paid or payable to the healthcare authorities.

As regards financial instruments, IFRS 9 changes the terminology used to classify some sub-categories of non-derivative financial assets without affecting the measurement principles applied to those assets, which continue to be measured at either fair value or amortized cost. The valuation models used by Sanofi are unchanged.

Finally, changes to the principles used in determining impairment of financial assets measured at amortized cost mean that an expected loss approach is now applied to such assets. In practice, this has an immaterial effect on the amount of impairment, and mainly affects accounts receivable.

The impacts of the first-time application of IFRS 15 are described in detail in Note A.2.1.1. The accounting policies applicable to the recognition of net sales and other revenues are described in Note B.13. The disclosures required by IFRS 15 regarding net sales are presented in Note D.35.1., “Segment results”.

The impacts of the first-time application of IFRS 9 are described in detail in Note A.2.1.2. The accounting policies applied to non-derivative financial assets, hedging, liabilities and other non-derivative financial liabilities effective January 1, 2018 are described in Note B.8.

A.2.1.1 Impacts of the first-time application of IFRS 15

Sanofi applied IFRS 15 retrospectively (in accordance with IAS 8) effective January 1, 2018, without applying any of the practical expedients permitted under IFRS 15. The impacts of the first-time application of IFRS 15 on the consolidated balance sheet effective January 1, 2016 are presented below. The main impacts relate to:

•	Contracts with distributors: The concept of “transfer of control” as introduced by IFRS 15 has changed the date on which Sanofi recognizes net sales for a limited number of contracts with distributors. Some distributors that were previously treated as customers are now treated as agents:

•	sales that were previously recognized when the risks and rewards of ownership were transferred to the distributor are now recognized when control is transferred to the end customer;

•	the distributor’s commission, previously included within Net sales as a reduction of gross sales, is now recognized within the line item Selling and general expenses in the income statement.

•	Investments accounted for using the equity method: Sanofi accounts for its investment in Regeneron using the equity method. The changes introduced by IFRS 15 alter the date on which Regeneron recognizes the revenue from milestone payments under certain collaboration agreements. Such payments, which were previously recognized in revenue on a specific date, are now recognized in revenue on a percentage of completion basis. This adjustment is reflected in the carrying amount of investments accounted for using the equity method as of the transition date.

Because those impacts do not represent cash inflows or outflows, cash generated by or used in operating activities for the comparative periods presented in the statements of cash flows have not been amended. Intermediate line items within the statements of cash flows have been adjusted accordingly.

The impacts on the consolidated balance sheet as of January 1, 2016 are set forth below:

	January 1, 2016
(€ million)	Published	Impact of IFRS 15	Including impact of IFRS 15
Investments accounted for using the equity method	2,676	—	2,676
Deferred tax assets	4,714	1	4,715

Non-current assets	71,641	1	71,642

Inventories	6,516	1	6,517

Current assets	24,928	1	24,929

Total assets	102,321	2	102,323

Equity attributable to equity holders of Sanofi	58,049	(2)	58,047

Total equity	58,210	(2)	58,208

Other current liabilities	9,442	4	9,446

Current liabilities	16,825	4	16,829

Total equity and liabilities	102,321	2	102,323

The impacts on the consolidated balance sheet as of December 31, 2016 are set forth below:

	December 31, 2016
(€ million)	Published	Impact of IFRS 15	Including impact of IFRS 15
Investments accounted for using the equity method	2,890	2	2,892
Deferred tax assets	4,669	1	4,670

Non-current assets	71,564	3	71,567

Inventories	6,892	4	6,896

Current assets	26,687	4	26,691

Total assets	104,672	7	104,679

Equity attributable to equity holders of Sanofi	57,554	(2)	57,552

Total equity	57,724	(2)	57,722

Other current liabilities	10,175	9	10,184

Current liabilities	16,434	9	16,443

Total equity and liabilities	104,672	7	104,679

The impacts on the consolidated balance sheet as of December 31, 2017 are set forth below:

	December 31, 2017
(€ million)	Published	Impact of IFRS 15	Including impact of IFRS 15
Investments accounted for using the equity method	2,863	(16)	2,847
Deferred tax assets	4,290	1	4,291

Non-current assets	73,440	(15)	73,425

Inventories	6,816	2	6,818

Current assets	26,352	2	26,354

Total assets	99,826	(13)	99,813

Equity attributable to equity holders of Sanofi	58,089	(19)	58,070

Total equity	58,258	(19)	58,239

Other current liabilities	9,206	6	9,212

Current liabilities	15,457	6	15,463

Total equity and liabilities	99,826	(13)	99,813

The impacts on the consolidated income statement for the year ended December 31, 2016 are set forth below:

	December 31, 2016
(€ million)	Published	Impact of IFRS 15	Including impact of IFRS 15
Net sales	33,821	(12)	33,809

Cost of sales	(10,702)	1	(10,701)

Gross profit	24,006	(11)	23,995

Selling and general expenses	(9,486)	8	(9,478)

Operating income	6,534	(3)	6,531

Income before tax and investments accounted for using the equity method	5,678	(3)	5,675

Income tax expense	(1,326)	1	(1,325)
Share of profit/(loss) from investments accounted for using the equity method	134	2	136

Net income excluding the exchanged/held-for-exchange Animal Health business	4,486	—	4,486

Net income	4,800	—	4,800

Net income attributable to equity holders of Sanofi	4,709	—	4,709

Basic earnings per share (in euros)	3.66		3.66

The impacts on the consolidated income statement for the year ended December 31, 2017 are set forth below:

(€ million)	December 31, 2017
	Published	Impact of IFRS 15	Including impact of IFRS 15
Net sales	35,055	17	35,072

Cost of sales	(11,611)	(2)	(11,613)

Gross profit	24,593	15	24,608

Selling and general expenses	(10,058)	(14)	(10,072)

Operating income	5,803	1	5,804

Income before tax and investments accounted for using the equity method	5,530	1	5,531

Income tax expense	(1,722)	—	(1,722)
Share of profit/(loss) from investments accounted for using the equity method	104	(19)	85

Net income excluding the exchanged/held-for-exchange Animal Health business	3,912	(18)	3,894

Net income	8,555	(18)	8,537

Net income attributable to equity holders of Sanofi	8,434	(18)	8,416

Basic earnings per share (in euros)	6.71		6.70

A.2.1.2. Impacts of the first-time application of IFRS 9

Sanofi applied IFRS 9 effective January 1, 2018.

IFRS 9 changes the terminology used to classify some sub-categories of non-derivative financial assets without affecting the measurement principles applied to those assets, which continue to be measured at either fair value or amortized cost. The valuation models used by Sanofi are unchanged. In accordance with the transition provisions of IFRS 9, those reclassifications are made prospectively, and consequently do not require any restatement of published information for prior periods.

IFRS 9 does not alter the accounting treatment of financial liabilities or derivative instruments.

The table below sets forth reclassifications of non-current financial assets and of assets recognized through other comprehensive income:

			IAS 39 Categories (December 31, 2017)
			Available-for-sale financial assets				Financial assets recognized under the fair value option	Other comprehensive income
	(€ million)		Quoted equity investments	Unquoted equity investments	Contingent consideration receivable	Assets held to meet obligations under post-employment benefit plans	Assets held to meet obligations under deferred compensation plans
		Total	2,182				350	852
			1,560	123	292	207	350	852
IFRS 9 categories (January 1, 2018)	Quoted equity investments	1,327	1,327
	Unquoted equity investments	62		62

	Total – Equity instruments at fair value through OCI – non-reclassifiable	1,389	1,327	62

	Debt instruments	199	199

	Total – Debt instruments at fair value through OCI – reclassifiable	199	199

	Equity instruments	44	34	10
	Debt instruments	51		51
	Contingent consideration receivable(a)	292			292
	Assets held to meet obligations under post-employment benefit plans	198				198
	Assets held to meet obligations under deferred compensation plans	359				9	350

	Total – Other financial assets at fair value through profit or loss	944	34	61	292	207	350

	Additional paid-in capital and retained earnings	852						852

(a)	Non-current portion only.

Most of Sanofi’s equity investments have been classified as financial assets at fair value through other comprehensive income.

IFRS 9 also changes the way in which impairment losses are estimated; this mainly affects accounts receivable. Effective January 1, 2018, impairment allowances cover expected losses, rather than (as previously) incurred losses. The impact of this new impairment methodology as of January 1, 2018 is to increase the total impairment allowance by €17 million (before tax effects), and to reduce retained earnings by a net amount of €13 million.

A.2.1.3. Impact of early adoption of IFRIC 23

IFRIC 23 (Uncertainty over Income Tax Treatments), issued in June 2017, is mandatorily applicable from January 1, 2019. Sanofi has elected to early adopt this interpretation effective January 1, 2018. IFRIC 23 has no effect on the methods currently used by Sanofi to measure tax uncertainties. However, tax exposures relating to corporate income taxes, which were previously classified within Provisions, are now presented separately within Other non-current liabilities (see Note D.19.4.).

A.2.2. New pronouncements issued by the IASB and applicable from 2019 or later

This note describes standards, amendments and interpretations issued by the IASB that will have mandatory application in 2019 or subsequent years, and Sanofi’s position regarding future application. Sanofi has not early adopted any of those standards, amendments or interpretations in its 2018 consolidated financial statements.

A.2.2.1 IFRS 16 (Leases)

In January 2016 the IASB issued IFRS 16 (Leases), which aligns the balance sheet accounting treatment of operating leases on that of finance leases (recognition of a liability for future lease payments, and of an asset for the associated rights of use). The first-time application of IFRS 16 will also lead to a change in presentation:

•	in the income statement: the lease expense currently recognized as a component of Operating income will, under IFRS 16, be recognized partly as depreciation expense within Operating income, and partly within Financial expenses;

•	in the statement of cash flows: the lease payments currently presented within Net cash provided by/(used in) operating activities will, under IFRS 16, be presented within Net cash provided by/(used in) financing activities to the extent that those payments are allocated to repayment of the lease liability.

IFRS 16 is applicable to annual reporting periods beginning on or after January 1, 2019.

Most of the leases contracted by Sanofi are operating leases (as defined by IAS 17) in which Sanofi is the lessee. Those leases, except for short-term leases and leases of low-value assets, will be recognized in the balance sheet as (i) a right-of-use asset and (ii) a liability for future lease payments. The main assets leased by Sanofi are buildings, cars, and computer equipment.

Sanofi has reviewed its main service and supply contracts to identify potential embedded leases. The embedded leases identified in that review will not have a material impact on the consolidated financial statements.

Sanofi has elected to adopt the following methods for the first-time application of IFRS 16:

•	IFRS 16 will be applied as of January 1, 2019 with no restatement of prior periods, using the modified retrospective approach;

•	where a service contract contains a lease, Sanofi will recognize the lease component as a stand-alone lease separately from the non-lease components;

•	lease liabilities will be discounted using the incremental borrowing rate at the transition date, taking account of the residual lease term and the risk associated with the specific economic environment of the leased asset.

At this stage, Sanofi estimates that the liability for future lease payments determined in accordance with IFRS 16 would lie between €1.2 billion and €1.6 billion as of January 1, 2019. The amount of the right-of-use asset will equal the amount of that liability, plus advance payments made and minus accrued expenses.

A reconciliation between the lease liability determined under IFRS 16 and the obligation determined under IAS 17 for operating leases (as disclosed in Note D.21. to the consolidated financial statements) will be presented in the opening balance sheet of the 2019 financial year and disclosed during the annual period in IFRS 16 becomes applicable. Sanofi expects the main differences will arise from:

•	leases that were committed at the end of 2018 but had not yet commenced;

•	extension or termination options, which are incorporated into the lease term under the new lease term definition;

•	short-term leases and low-value assets, which are included in operating lease commitments under IAS 17 but will not be recognized in the balance sheet under IFRS 16;

•	the effect of discounting the lease liability.

A.2.2.2. Amendments, annual improvements and interpretations

During 2018, the IASB published a number of amendments which Sanofi does not expect to have a material effect, including:

•	“Plan Amendment, Curtailment or Settlement” (amendment to IAS 19), issued on February 7, 2018, will be applicable prospectively to plan amendments from January 1, 2019 onwards subject to endorsement by the European Union.

•	“Definition of a Business” (amendment to IFRS 3), issued on October 22, 2018, will apply prospectively to business combinations from January 1, 2020 onwards subject to endorsement by the European Union.

Sanofi will not early adopt those amendments.